Pension and severance plans	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Pension and severance plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. Sony Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.

In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

The components of net periodic benefit costs for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Service cost	26,811	25,185	23,128
Interest cost	5,912	8,024	7,020
Expected return on plan assets	(17,829)	(16,440)	(16,695)
Recognized actuarial loss	20,436	16,099	15,365
Amortization of prior service costs	(9,490)	(8,693)	(7,864)

Net periodic benefit costs	25,840	24,175	20,954

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Service cost	2,958	3,181	2,780
Interest cost	10,426	10,393	10,083
Expected return on plan assets	(11,000)	(11,687)	(11,797)
Amortization of net transition asset	9	5	—
Recognized actuarial loss	2,552	3,014	2,656
Amortization of prior service costs	(463)	(574)	(269)
Losses on curtailments and settlements	43	1,058	1,804

Net periodic benefit costs	4,525	5,390	5,257

The components of net periodic benefit costs other than service cost for the fiscal year ended March 31, 2019 are included within other income in the consolidated statements of income.

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 17,759 million yen and 7,153 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,004,676	1,010,574	352,442	356,397
Service cost	25,185	23,128	3,181	2,780
Interest cost	8,024	7,020	10,393	10,083
Plan participants’ contributions	—	—	573	462
Actuarial loss	21,920	29,295	663	1,700
Foreign currency exchange rate changes	—	—	8,858	(1,554)
Curtailments and settlements	—	—	(5,422)	(6,120)
Effect of changes in consolidated subsidiaries	—	—	—	1,947
Other	(8)	6	—	—
Benefits paid	(49,223)	(35,069)	(14,291)	(13,777)

Benefit obligation at end of the fiscal year	1,010,574	1,034,954	356,397	351,918

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	699,008	711,077	259,177	269,745
Actual return on plan assets	38,896	18,701	13,426	15,243
Foreign currency exchange rate changes	—	—	6,181	(838)
Employer contribution	6,090	36,875	9,040	8,542
Plan participants’ contributions	—	—	573	462
Curtailments and settlements	—	—	(5,285)	(5,960)
Benefits paid	(32,917)	(24,449)	(13,367)	(12,445)

Fair value of plan assets at end of the fiscal year	711,077	742,204	269,745	274,749

Funded status at end of the fiscal year	(299,497)	(292,750)	(86,652)	(77,169)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Noncurrent assets	3,426	3,476	8,396	14,745
Current liabilities	—	—	(4,121)	(4,412)
Noncurrent liabilities	(302,923)	(296,226)	(90,927)	(87,502)

Ending balance	(299,497)	(292,750)	(86,652)	(77,169)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Prior service cost (credit)	(16,723)	(8,859)	(488)	(45)
Net actuarial loss	299,852	311,128	73,404	71,906

Ending balance	283,129	302,269	72,916	71,861

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Accumulated benefit obligations	1,005,557	1,029,910	340,353	336,185

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Projected benefit obligations	998,629	1,022,235	301,046	200,596
Accumulated benefit obligations	993,612	1,017,191	293,834	196,928
Fair value of plan assets	695,706	726,009	215,510	123,937

Weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and 2019 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2018	2019	2018	2019
Discount rate	0.8%	0.6%	2.9%	2.8%
Rate of compensation increase	*	*	2.6	2.3

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2017	2018	2019	2017	2018	2019
Discount rate	0.6%	0.9%	0.8%	3.2%	3.1%	2.9%
Expected return on plan assets	2.7	2.4	2.6	4.8	4.6	4.4
Rate of compensation increase	*	*	*	2.8	2.4	2.6

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

The mortality rate assumptions are based on life expectancy and death rates for different types of participants.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2019, are, as a result of Sony’s asset liability management, 30% of equity securities, 51% of fixed income securities and 19% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 22% of equity securities, 53% of fixed income securities and 25% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	9,446	9,446	—	—
Equity:
Equity securities*1	138,443	134,091	4,352	—
Fixed income:
Government bonds*2	225,879	—	225,879	—
Corporate bonds*3	79,323	—	79,323	—
Asset-backed securities*4	121	—	121	—
Commingled funds*5	122,950	—	122,950	—
Commodity funds*6	21,136	—	21,136	—
Private equity*7	24,144	—	—	24,144
Hedge funds*8	70,204	—	—	70,204
Real estate and other*9	19,431	—	—	19,431

Total	711,077	143,537	453,761	113,779

	Japanese plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	10,689	10,689	—	—
Equity:				—
Equity securities*1	140,559	135,713	4,846	—
Fixed income:				—
Government bonds*2	210,817	—	210,817	—
Corporate bonds*3	97,519	—	97,519	—
Asset-backed securities*4	1,537	—	1,537	—
Commingled funds*5	138,455	—	138,455	—
Commodity funds*6	21,674	—	21,674	—
Private equity*7	27,956	—	—	27,956
Hedge funds*8	71,606	—	—	71,606
Real estate and other*9	21,392	—	—	21,392

Total	742,204	146,402	474,848	120,954

*1

Includes approximately 52 percent and 51 percent of Japanese equity securities, and 48 percent and 49 percent of foreign equity securities for the fiscal years ended March 31, 2018 and 2019, respectively.

*2

Includes approximately 49 percent and 48 percent of debt securities issued by Japanese national and local governments, and 51 percent and 52 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2018 and 2019, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5

Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 51 percent and 50 percent of investments in equity, 48 percent and 49 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2018 and 2019, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	2,377	2,377	—	—
Equity:
Equity securities*1	30,916	29,814	1,102	—
Fixed income:
Government bonds*2	78,129	—	78,129	—
Corporate bonds*3	26,424	—	21,121	5,303
Asset-backed securities	960	—	960	—
Insurance contracts*4	18,670	—	5,941	12,729
Commingled funds*5	75,785	—	75,785	—
Real estate and other*6	36,484	—	10,508	25,976

Total	269,745	32,191	193,546	44,008

	Foreign plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,340	4,340	—	—
Equity:
Equity securities*1	23,766	23,113	653	—
Fixed income:
Government bonds*2	84,761	—	84,761	—
Corporate bonds*3	32,749	—	32,749	—
Asset-backed securities	1,115	—	1,115	—
Insurance contracts*4	18,308	—	5,814	12,494
Commingled funds*5	76,503	—	76,503	—
Real estate and other*6	33,207	—	11,118	22,089

Total	274,749	27,453	212,713	34,583

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5

Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. The valuation techniques are applied consistently from period to period.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2018 and 2019:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2017	21,790	67,235	17,925	106,950
Return on assets held at end of year	1,483	636	425	2,544
Purchases, sales, and settlements, net	871	2,333	1,081	4,285

Ending balance at March 31, 2018	24,144	70,204	19,431	113,779

Return on assets held at end of year	4,428	659	1,622	6,709
Purchases, sales, and settlements, net	(616)	743	339	466

Ending balance at March 31, 2019	27,956	71,606	21,392	120,954

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2017	—	6,926	22,929	29,855
Return on assets held at end of year	—	—	1,101	1,101
Purchases, sales, and settlements, net	12,651	(1,256)	12	11,407
Transfers, net	—	—	1,181	1,181
Other*	78	(367)	753	464

Ending balance at March 31, 2018	12,729	5,303	25,976	44,008

Return on assets held at end of year	736	—	559	1,295
Purchases, sales, and settlements, net	(389)	—	(3,809)	(4,198)
Transfers, net	—	(5,540)	123	(5,417)
Other*	(582)	237	(760)	(1,105)

Ending balance at March 31, 2019	12,494	—	22,089	34,583

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 10 billion yen to the Japanese plans and approximately 8 billion yen to the foreign plans during the fiscal year ending March 31, 2020.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2020	41,345	17,972
2021	40,700	17,892
2022	42,487	18,138
2023	43,740	18,896
2024	46,345	19,441
2025 — 2029	238,416	107,668

(2)	Defined contribution plans

Total defined contribution expenses for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Japanese plans	3,412	3,237	3,353
Foreign plans	10,458	11,379	11,602